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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21959
                                  ----------------------------------------------

                           Centurion Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 5860 Ridgeway Center Parkway, Suite 330       Memphis, Tennessee    38120
--------------------------------------------------------------------------------
        (Address of principal executive offices)                   (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria  Drive Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (901) 766-9393
                                                     ---------------------------

Date of fiscal year end:        November 30, 2007
                          ------------------------------------

Date of reporting period:       August 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================
   SHARES     COMMON STOCKS - 87.6%                                  VALUE
--------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - 9.5%
    1,699     Advance Auto Parts, Inc.                           $      60,416
    2,852     Aeropostale, Inc.(a)                                      59,036
      961     Guitar Center, Inc.(a)                                    54,383
      993     Kohl's Corp.(a)                                           58,885
    1,398     Thor Industries, Inc.                                     61,498
                                                                 -------------
                                                                       294,218
                                                                 -------------
              CONSUMER STAPLES - 1.9%
    2,902     Flowers Foods, Inc.                                       59,897
                                                                 -------------

              ENERGY - 13.1%
    1,386     Anadarko Petroleum Corp.                                  67,886
    1,056     Baker Hughes, Inc.                                        88,556
    1,524     Helix Energy Solutions Group, Inc.(a)                     58,567
    1,078     Occidental Petroleum Corp.                                61,112
    1,157     Unit Corp.(a)                                             56,762
    1,058     Valero Energy Corp.                                       72,484
                                                                 -------------
                                                                       405,367
                                                                 -------------
              FINANCIALS - 17.6%
    1,053     ACE Limited                                               60,821
      940     Ambac Financial Group, Inc.                               59,051
    1,075     Assurant, Inc.                                            55,405
    2,141     Berkley (W.R.) Corp.                                      63,994
    3,454     CapitalSource, Inc.                                       61,585
    1,630     CIT Group, Inc.                                           61,239
      461     Franklin Resources, Inc.                                  60,746
    2,185     HCC Insurance Holdings, Inc.                              60,328
    1,404     Marshall & Ilsley Corp.                                   61,369
                                                                 -------------
                                                                       544,538
                                                                 -------------
              HEALTH CARE - 6.5%
    1,067     Coventry Health Care, Inc.(a)                             61,214
    1,869     Endo Pharmaceuticals Holdings, Inc.(a)                    59,584
    1,044     Zimmer Holdings, Inc.(a)                                  81,777
                                                                 -------------
                                                                       202,575
                                                                 -------------
              INDUSTRIALS - 13.2%
    1,058     Caterpiller, Inc.                                         80,165
      509     FedEx Corp.                                               55,827
    1,557     Hunt (J.B.) Transport Services, Inc.                      44,795
    1,085     Joy Global, Inc.                                          47,078

CENTURION CHRISTIAN VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS - 87.6% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------
              INDUSTRIALS - 13.2% (CONTINUED)
      607     L-3 Communications Holdings, Inc.                  $      59,796
    1,164     Norfolk Southern Corp.                                    59,608
    1,074     Oshkosh Truck Corp.                                       62,174
                                                                 -------------
                                                                      409,443
                                                                 -------------
              INFORMATION TECHNOLOGY - 16.0%
    1,519     ACI Worldwide, Inc.(a)                                    39,464
    1,330     Digital River, Inc.(a)                                    61,659
    1,287     Fiserv, Inc.(a)                                           59,871
    1,020     Harris Corp.                                              62,047
    1,744     j2 Global Communications, Inc.(a)                         59,296
    1,625     Komag, Inc.(a)                                            52,228
      665     MEMC Electronic Materials, Inc.(a)                        40,844
    5,076     ON Semiconductor Corp.(a)                                 59,491
    2,668     Western Digital Corp.(a)                                  62,324
                                                                 -------------
                                                                       497,224
                                                                 -------------
              MATERIALS - 7.0%
      640     Allegheny Technologies, Inc.                              63,610
      422     Freeport-McMoRan Copper & Gold, Inc.                      36,891
    1,058     Nucor Corp.                                               55,968
    1,899     Titanium Metals Corp.(a)                                  59,534
                                                                 -------------
                                                                       216,003
                                                                 -------------
              TELECOMMUNICATIONS SERVICES - 1.0%
      411     NII Holdings, Inc.(a)                                     32,543
                                                                 -------------

              UTILITIES - 1.8%
    1,072     Energen Corp.                                             57,566
                                                                 -------------

              TOTAL COMMON STOCKS (Cost $2,795,340)              $   2,719,374
                                                                 -------------
================================================================================
   SHARES     MONEY MARKET FUNDS - 16.5%                             VALUE
--------------------------------------------------------------------------------
  511,173     UMB Money Market Fiduciary (Cost $511,173)         $     511,173
                                                                 -------------

              TOTAL INVESTMENT SECURITIES AT VALUE - 104.1%
               (Cost $3,306,513)                                 $   3,230,547

              LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1%)          (128,504)
                                                                 -------------

              NET ASSETS - 100.0%                                $   3,102,043
                                                                 =============

(a)  Non-income producing security.
See accompanying notes to Schedule of Investments.

CENTURION CHRISTIAN VALUES FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2007 (UNAUDITED)


1.   SECURITIES VALUATION

The Centurion Christian Values Fund's (the "Fund") portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (the "NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sales prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. NASDAQ listed securities are valued at the NASDAQ Official Closing Price; if there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sales price, if available, otherwise at the mean of the closing bid and ask prices. In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

2.   INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2007:



          Tax cost of portfolio investments             $ 3,306,513
                                                      ===============

          Gross unrealized appreciation                 $    61,656
          Gross unrealized depreciation                    (137,622)
                                                      ---------------

          Net unrealized depreciation                   $   (75,966)
                                                      ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Centurion Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*        /s/ David C. Lenoir
                           -----------------------------------------------------

                                David C. Lenoir, President

Date          September 24, 2007
      ---------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*        /s/ David C. Lenoir
                           -----------------------------------------------------

                                David C. Lenoir, President

Date          September 24, 2007
      ---------------------------------------------------



By (Signature and Title)*        /s/ Mark J. Seger
                           -----------------------------------------------------

                                Mark J. Seger, Treasurer

Date          September 24, 2007
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.